Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Foreign currency translation adjustments
Net gain (loss) recognized in other comprehensive income (loss), Net of Tax Amount	$ 22.1	$ (323.3)	$ (191.0)
Unrealized gain (loss) on cash flow hedges
Net gain (loss) recognized in other comprehensive income (loss), Net of Tax Amount	7.8	(17.2)	(20.2)
Unrealized gain (loss) on AFS debt securities
Net gain (loss) recognized in other comprehensive income (loss), Net of Tax Amount	0.5	(0.3)	(1.0)
Pension/postretirement adjustments
Net gain (loss) recognized in other comprehensive income (loss), Net of Tax Amount	11.6	0.1	(6.0)
Other comprehensive income (loss), net of income tax effect	42.0	(340.7)	(218.2)
Accumulated Other Comprehensive Income (Loss) [Member]
Foreign currency translation adjustments
Net gains (losses), Before Tax Amount	(78.3)	(310.7)	(203.3)
Net gains (losses), Tax (Expense) Benefit	(0.7)	6.3	13.6
Net gains (losses), Net of Tax Amount	(79.0)	(304.4)	(189.7)
Reclassification adjustments, Before Tax Amount	111.5	0.0	0.0
Reclassification adjustments, Tax (Expense) Benefit	0.0	0.0	0.0
Reclassification adjustments, Net of Tax Amount	111.5	0.0	0.0
Net gain (loss) recognized in other comprehensive income (loss), Before Tax Amount	33.2	(310.7)	(203.3)
Net gain (loss) recognized in other comprehensive income (loss), Tax (Expense) Benefit	(0.7)	6.3	13.6
Net gain (loss) recognized in other comprehensive income (loss), Net of Tax Amount	32.5	(304.4)	(189.7)
Unrealized gain (loss) on cash flow hedges
Net derivative gains (losses), Before Tax Amount	(34.7)	(59.8)	(33.6)
Net derivative gains (losses), Tax (Expense) Benefit	11.7	16.5	9.6
Net derivative gains (losses), Net of Tax Amount	(23.0)	(43.3)	(24.0)
Reclassification adjustments, Before Tax Amount	45.2	37.3	6.8
Reclassification adjustments, Tax (Expense) Benefit	(14.1)	(11.0)	(3.0)
Reclassification adjustments, Net of Tax Amount	31.1	26.3	3.8
Net gain (loss) recognized in other comprehensive income (loss), Before Tax Amount	10.5	(22.5)	(26.8)
Net gain (loss) recognized in other comprehensive income (loss), Tax (Expense) Benefit	(2.4)	5.5	6.6
Net gain (loss) recognized in other comprehensive income (loss), Net of Tax Amount	8.1	(17.0)	(20.2)
Unrealized gain (loss) on AFS debt securities
Net AFS debt securities gains (losses), Before Tax Amount	0.4	(0.4)	(1.0)
Net AFS debt securities gains (losses), Tax (Expense) Benefit	0.1	0.0	0.0
Net AFS debt securities gains (losses), Net of Tax Amount	0.5	(0.4)	(1.0)
Reclassification adjustments, Before Tax Amount	0.0	0.1	0.0
Reclassification adjustments, Tax (Expense) Benefit	0.0	0.0	0.0
Reclassification adjustments, Net of Tax Amount	0.0	0.1	0.0
Net gain (loss) recognized in other comprehensive income (loss), Before Tax Amount	0.4	(0.3)	(1.0)
Net gain (loss) recognized in other comprehensive income (loss), Tax (Expense) Benefit	0.1	0.0	0.0
Net gain (loss) recognized in other comprehensive income (loss), Net of Tax Amount	0.5	(0.3)	(1.0)
Pension/postretirement adjustments
Net actuarial gains (losses), Before Tax Amount	0.3	(0.1)	(8.1)
Net actuarial gains (losses), Tax (Expense) Benefit	(0.1)	0.0	2.1
Net actuarial gains (losses), Net of Tax Amount	0.2	(0.1)	(6.0)
Reclassification adjustments, Before Tax Amount	11.5	0.5	0.0
Reclassification adjustments, Tax (Expense) Benefit	(0.1)	(0.3)	0.0
Reclassification adjustments, Net of Tax Amount	11.4	0.2	0.0
Net gain (loss) recognized in other comprehensive income (loss), Before Tax Amount	11.8	0.4	(8.1)
Net gain (loss) recognized in other comprehensive income (loss), Tax (Expense) Benefit	(0.2)	(0.3)	2.1
Net gain (loss) recognized in other comprehensive income (loss), Net of Tax Amount	11.6	0.1	(6.0)
Other comprehensive income (loss) attributable to CBI, Before Tax Amount	55.9	(333.1)	(239.2)
Other comprehensive income (loss) attributable to CBI, Tax (Expense) Benefit	(3.2)	11.5	22.3
Other comprehensive income (loss), net of income tax effect	$ 52.7	$ (321.6)	$ (216.9)